CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2020 CNY (¥) shares		Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares
Current liabilities	¥ 1,886,000,000.0		$ 289,040,664	¥ 1,875,697,710
Short-term borrowings	70,000,000.0		10,727,969
Loan from a related party	13,049,800		1,999,969
Accounts payable, current	448,980,738		68,809,309	328,268,752
Amounts due to a related party, current	9,426,883	[1],[2]	1,444,733	3,436,586	[1],[2]
Loyalty payable, current	72,600,000		11,130,505	134,145,439
Advance from customers and deferred revenue, current	140,776,350		21,574,920	246,630,128
Salary and welfare payable, current	149,703,938		22,943,132	129,169,734
Tax payable, current	97,143,585		14,887,906	118,156,494
Lease liabilities, current	20,760,421		3,181,674	38,210,188
Accrued liabilities, current	100,100,000		15,339,129	89,184,947
Accrued liabilities and other current liabilities	¥ 763,434,272		$ 117,001,418	¥ 788,495,442
Treasury stock, par value | $ / shares			$ 0.0001
Treasury stock, shares | shares	7,490,634		7,490,634	8,635,420
Variable Interest Entities
Current liabilities	¥ 1,602,787,481			¥ 1,792,082,225
Short-term borrowings	50,000,000			0
Loan from a related party	0			0
Accounts payable, current	399,857,773			313,189,188
Amounts due to a related party, current	4,294,733			3,330,101
Loyalty payable, current	66,180,291			127,253,323
Advance from customers and deferred revenue, current	140,776,350			246,251,382
Salary and welfare payable, current	115,307,402			126,884,752
Tax payable, current	98,797,489			93,025,726
Lease liabilities, current	20,030,138			31,275,663
Accrued liabilities, current	100,087,815			89,184,947
Accrued liabilities and other current liabilities	¥ 607,455,490			¥ 761,687,143
Class A Ordinary Shares
Ordinary shares, par value | $ / shares			$ 0.0001
Ordinary shares, shares authorized | shares	50,000,000		50,000,000	50,000,000
Ordinary shares, shares, issued | shares	42,812,245		42,812,245	40,812,245
Ordinary shares, shares, outstanding | shares	35,321,611		35,321,611	32,176,825
Class B Ordinary Shares
Ordinary shares, par value | $ / shares			$ 0.0001
Ordinary shares, shares authorized | shares	34,248,442		34,248,442	34,248,442
Ordinary shares, shares, issued | shares	32,937,193		32,937,193	32,937,193
Ordinary shares, shares, outstanding | shares	32,937,193		32,937,193	32,937,193

[1]	In 2019 the Group entered into a CPM (cost per impression) arrangement with a media platform under the common control of the founder for the Group’s customer’s advertisement placement. The total service fee charged from the related party amounted to RMB35.6 million and RMB29.2 million for the years ended December 31, 2019 and 2020, respectively.
[2]	In 2019 the Group entered into a game cooperation agreement with a game developing company which the founder’s controlled entity has significant influence over. The Company is the principal in the arrangement. The total service fee represents the amount paid to the game developing company in relation to the arrangement, and amounted to RMB6.8 million and RMB1.8 million for the years ended December 31, 2019 and 2020, respectively.